UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

                Credit Suisse Asset Management Income Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                                Hal Liebes, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end:  12/31
Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.




=============== CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC. ===============


CENVEO INC

Ticker:       CVO            Security ID:  560321200
Meeting Date: APR 29, 2004   Meeting Type: Annual
Record Date:  MAR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul V. Reilly            For       For        Management
1.2   Elect  Director Thomas E. Costello        For       For        Management
1.3   Elect  Director Martin J. Maloney         For       For        Management
1.4   Elect  Director David M. Olivier          For       For        Management
1.5   Elect  Director Jerome W. Pickholz        For       For        Management
1.6   Elect  Director Alister W. Reynolds       For       For        Management
1.7   Elect  Director Susan O. Rheney           For       For        Management
2     Change Company Name                       For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management


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EQUINIX, INC.

Ticker:       EQIX           Security ID:  29444U502
Meeting Date: JUN 3, 2004    Meeting Type: Annual
Record Date:  APR 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gary Hromadko             For       For        Management
1.2   Elect  Director Scott Kriens              For       Withhold   Management
1.3   Elect  Director Andrew Rachleff           For       For        Management
1.4   Elect  Director Dennis Raney              For       For        Management
1.5   Elect  Director Peter Van Camp            For       For        Management
1.6   Elect  Director Michelangelo Volpi        For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Employee Stock Purchase Plan      For       For        Management
4     Amend Omnibus Stock Plan                  For       For        Management


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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey D. Benjamin       For       For        Management
1.2   Elect  Director David Elstein             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Approve Share Plan Grant                  For       For        Management


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PTV INC.

Ticker:       PTVI           Security ID:  62940R103
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       Against    Management
2     Change Company Name                       For       For        Management


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SAFETY COMPONENTS INTERNATIONAL, INC.

Ticker:       SAFY           Security ID:  786474205
Meeting Date: OCT 14, 2003   Meeting Type: Annual
Record Date:  SEP 3, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ben E. Waide III           For       Withhold   Management
1.2   Elect Director Carroll R. Wetzel, Jr.     For       Withhold   Management
2     Ratify Auditors                           For       Against    Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

By:      /s/ Hal Liebes
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         Hal Liebes
         Vice President and Secretary

Date:    August 25, 2004